Financial risk management - Movements on provision for impairment (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movements on the provision for impairment of trade receivables
Provision at beginning of year	£ 12,240	£ 4,971
(Decrease)/increase in provision recognized in profit or loss during the year	(72)	2,277
Unused amount reversed - cash received	(535)	(93)
Receivables written off during the year as uncollectible	(127)	(764)
Receivables offset against contract liabilities - deferred revenue	4,724	5,842
Foreign exchange gains on retranslation recognized in profit or loss during the year	29	7
Provision at end of year	£ 16,259	£ 12,240